Commitments (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended			9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 15, 2015	Apr. 30, 2015	Jul. 31, 2014	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Mar. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Annual rent				$ 14,202	$ 13,822	$ 13,788		$ 19,613	$ 55,186	$ 66,556	$ 42,808
Employment Agreements [Member] | 2015 Stock Incentive Plan [Member] | Restricted Stock [Member]
Expiration period	4 years
Employment Agreements [Member] | 2015 Stock Incentive Plan [Member] | Restricted Stock [Member] | Repurchase Option On 50% Of Shares [Member]
Vesting period	2 years
Employment Agreements [Member] | 2015 Stock Incentive Plan [Member] | Restricted Stock [Member] | Repurchase Option On 25% Of Shares [Member] | Minimum [Member]
Vesting period	3 years
Employment Agreements [Member] | 2015 Stock Incentive Plan [Member] | Restricted Stock [Member] | Repurchase Option On 25% Of Shares [Member] | Maximum [Member]
Vesting period	4 years
Employment Agreements [Member] | Jeffrey B. Shealy [Member]
Base salary	$ 150,000
Agreement term	3 years
Description of renewal agreement term	Automatically renewed for successive one-year periods unless terminated by either party on at least 30 days’ written notice prior to the end of the then-current term.
24 - Month Lease Agreement [Member] | Office Space [Member] | Cornelius, North Carolina [Member]
Annual rent			$ 24,000
24 - Month Lease Agreement [Member] | Office Space [Member] | Huntersville, North Carolina [Member]
Lease term		3 years					3 years
Lease monthly expense		$ 3,800
Operating leases amount deposits		$ 10,000
Description of lease terms		The original lease for the existing office space had 14 months remaining on the existing two-year agreement.
Termination fee		$ 16,000